Fair Value Measurement -Change in the fair value of Level 3 liabilities (Details)	3 Months Ended
Mar. 31, 2023 USD ($)
Contingent earnout liability
Change in the fair value of Level 3 liabilities
Liability at January 1, 2023	$ 0
Recognition	242,211,404
Change in fair value	203,418,892
Liability at March 31, 2023	445,630,296
Derivative private placement warrant liability
Change in the fair value of Level 3 liabilities
Liability at January 1, 2023	0
Recognition	625,370
Forfeitures	(890,001)
Change in fair value	1,213,963
Liability at March 31, 2023	949,332
Derivative stock option liability
Change in the fair value of Level 3 liabilities
Liability at January 1, 2023	0
Recognition	1,189,685
Change in fair value	922,263
Liability at March 31, 2023	$ 2,111,948